Qualitative and quantitative information on financial risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 3,155	€ 3,614
Trade and other receivables	€ 9,004	8,672
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Potential loss from 10 percent change in exchange rates	€ 991	704
Currency risk | Fixed interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Currency risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Interest rate risk | Fixed interest rate
Disclosure of credit risk exposure [line items]
Potential loss from 10 percent change in market interest rate	€ 68	83
Interest rate risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Potential loss from 10 percent change in exchange rates	€ 23	25
Commodity price risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Potential loss from 10 percent change in exchange rates	€ 55	€ 91